Taxation - Schedule of (Loss) Income Before Income Tax Benefits (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
PRC entities		¥ 994,163		¥ 796,062	¥ 169,320
Non-PRC entities	[1]	38,365		(229,036)	(2,271,281)
(Loss) income before income tax benefits (expenses)		¥ 1,032,528	$ 158,242	¥ 567,026	¥ (2,101,961)

[1]	The loss before tax incurred by non-PRC entities for the year ended December 31, 2018 was mainly due to the fair value loss on derivative liabilities amounting to RMB2,285,223. The loss before tax incurred by non-PRC entities for the year ended December 31, 2019 was mainly that oversea business is still in the initial stage of development.